OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
Government authorities	$ 721	$ 472
Employees	29	52
Prepaid expenses	879	949
Advances to suppliers	284	636
Others	189	270
Total other accounts receivable and prepaid expenses	$ 2,102	$ 2,379